Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discount	$ 0	$ 0			$ 0	$ 39,942
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Successor	Predecessor
Temporary equity, shares outstanding	65,783	65,783	0	0	65,783
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000	110,000,000	110,000,000	110,000,000
Common stock, shares issued	9,016,139	9,016,139	23,669,074	23,669,074	9,016,139
Common stock, shares outstanding	9,016,139	9,016,139	23,666,915	23,666,915	9,016,139
Treasury stock shares	0	0	2,159	2,159	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	8,635	8,635	8,635	8,635	8,635
Preferred stock, shares issued	8,635	8,635	200	200	8,635
Preferred stock, shares outstanding	8,635	8,635	200	200	8,635
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,062	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares issued	5,062	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares outstanding	5,062	5,062	5,062	5,062	5,062	5,062
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor		Predecessor
Temporary equity, shares outstanding						331,331
Common stock, par value						$ 0.00001
Common stock, shares authorized						75,000,000
Common stock, shares issued						24,167,257
Common stock, shares outstanding						24,167,257